Document and Entity Information	Nov. 10, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001449488
Document Type	8-K/A
Document Period End Date	Nov. 10, 2021
Entity Registrant Name	CSI Compressco LP
Entity Incorporation State Country Code	DE
Entity File Number	1-35195
Entity Tax Identification Number	94-3450907
Entity Address, Address Line One	24955 Interstate 45 North
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77380
City Area Code	(281)
Local Phone Number	364-5029
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Units
Trading Symbol	CCLP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On November 16, 2021 CSI Compressco LP, a Delaware limited partnership (the “Partnership”), filed a Current Report on Form 8-K (the “Initial Report”) to report the consummation of the transactions contemplated by the previously announced Contribution Agreement (the “Contribution Agreement”), dated November 10, 2021, by and among the Partnership, CSI Compressco GP LLC, a Delaware limited liability company and the general partner of the Partnership (the “General Partner”), Spartan Energy Partners, LP, a Delaware limited partnership (“Contributor”), and CSI Compressco Sub Inc., a Delaware corporation. Pursuant to the terms of the Contribution Agreement, Contributor contributed to the Partnership 100% of the limited liability company interest in Treating Holdco, LLC, a Delaware limited liability company, 100% of the common stock in Spartan Terminals Operating, Inc., a Delaware corporation (“Spartan Terminals”), and 99% of the limited liability company interests in Spartan Operating Company LLC, a Delaware limited liability company (“Spartan Operating”), in exchange for 48.4 million common units representing limited partner interests in the Partnership. This Current Report on Form 8-K/A (this “Amendment”) amends and supplements the Initial Report to provide financial statements of Spartan Energy Services LLC, a Delaware limited liability company (“SES”), Spartan International LLC, a Delaware limited liability company (“Spartan International”), Gas Services Manpower LLC, an Egyptian limited liability company (“GSM”, and together with SES and Spartan International, collectively, “Treating Holdco”), Spartan Terminals, and Spartan Operating (Spartan Terminals, Spartan Operating and Treating Holdco, collectively, “Spartan Treating”) and the pro forma financial statements of the Partnership required by Item 9.01 of Form 8-K. No other modifications to the Initial Report are being made by this Amendment. This Amendment should be read in connection with the Initial Report, which provides a more complete description of the Contribution Agreement and transactions contemplated thereby.